Income Tax	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Income Tax
NOTE
9
. INCOME TAX
The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax asset
Organizational costs/Startup expenses	$335,155

Total deferred tax asset	335,155
Valuation allowance	(335,155)

Deferred tax asset, net of allowance	$—

The income tax provision consists of the following:

December 31, 2020
Federal
Current	$10,070
Deferred	(335,155)
State
Current	$—
Deferred	—
Change in valuation allowance	335,155

Income tax provision	$10,070

As of December 31, 2020, the Company did not have any U.S. federal and state net operating loss carryovers available to offset future taxable income.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from February 6, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $335,155.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

December 31, 2020
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of Warrants	(14.6)%
Change in fair value of FPA	(3.0)%
Initial classification of FPA	(0.3)%
Compensation expense	(1.0)%
Transaction costs	(1.0)%
Change in valuation allowance	(1.2)%

Income tax provision	(0.1)%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.

Groop Internet Platform Inc [Member]
Income Tax
NOTE 9:-	TAXES ON INCOME
As a result of the Company’s history of net operating losses (“NOL”), the Company has provided for a full valuation allowance against its deferred tax assets for assets that are not more-likely-than-not
to be realized.
The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowance in respect of deferred taxes relating to accumulated net operating losses carried forward due to the uncertainty of the realization of such deferred taxes.

NOTE 10:	TAXES ON INCOME

a.	Domestic:
Groop Internet Platform Inc., together with its U.S. subsidiary, is taxed under the tax laws of the United States and the statutory enacted corporate income tax rate for the years ended December 31, 2020 and 2019 is approximately 21%.
As of December 31, 2020, the Company has U.S. federal and state tax loss carry-forward of approximately $97,000 and $105,000, respectively, which if unused will begin to expire 2032.
Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

b.	Israeli taxation:
Taxable income is subject to a 23% Israeli corporate tax rate in 2020 and 2019.

c.	Deferred taxes:
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets consist of operating loss carryforwards and other temporary differences. The components of the net deferred tax assets are as follows:

	Year ended December 31,
	2020	2019
Net operating loss carryforwards	$25,778	$22,679
Other temporary differences	1,297	6

Total gross deferred tax assets	27,075	22,685
Valuation allowance	(27,075)	(22,685)

Total deferred tax assets	$—	$—

d.	Loss (income) before taxes is comprised as follows:

	Year ended December 31,
	2020	2019
Domestic	$22,415	$29,127
Foreign	(69)	(49)

	$22,346	$29,078

e.	A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year ended December 31,
	2020	2019
Loss before income taxes	$22,346	$29,078
Statutory tax rate	21%	21%
Theoretical tax benefit	4,692	6,106
Increase (decrease) in effective tax rate due to:
State taxes, net of federal benefit	1,106	1,508
Permanent differences	(586)	(591)
Valuation allowance	(4,390)	(7,015)
Other	(95)	—

Actual income taxes	$—	$8

f.	Tax assessments:
The US entity has not received final tax assessments since its incorporation.
The Israeli subsidiary tax assessments filed by the Company through the 2014 are considered final.